Reconciliation of changes in fair value measurement, assets (Details) - At fair value - Level 3 - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Financial assets at fair value through profit or loss, category [Member]
Reconciliation of changes in fair value measurement, assets [Line Items]
Beginning balance	₩ 5,052	₩ 0
Changes in fair value measurement, assets
Effect of change in accounting policy		5,038
Acquisition	40	0
Reclassified category	0	0
Valuation	64	14
Disposal	0	0
Foreign currency translation	0	0
Ending balance	5,156	5,052
Financial assets at fair value through other comprehensive income [Member]
Reconciliation of changes in fair value measurement, assets [Line Items]
Beginning balance	189,439	0
Changes in fair value measurement, assets
Effect of change in accounting policy		197,450
Acquisition	1,876	0
Reclassified category	0	0
Valuation	3,715	(11,744)
Disposal	(19,315)	(326)
Foreign currency translation	2,253	4,059
Ending balance	₩ 177,968	₩ 189,439